Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan, Plan Termination [Line Items]
Plan Termination

5. Plan Termination

Although it has not expressed any intent to do so, the Corporation has the right under the Plan to amend or discontinue the Plan at any time and to terminate the Plan, subject to the terms of ERISA. In the event of Plan termination, the participants will become 100% vested in their accounts and net assets of the Plan will be distributed to the participants and beneficiaries of the Plan.